Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Components of Lease Expenses
(a)	The components of lease expenses were as follows:

	For the Years Ended December 31,
	2019	2020	2021
Lease cost:
Reduction in the carrying amount of ROU assets	10,928	13,432	17,584
Interest of lease liabilities	1,746	1,938	1,613
Expenses for short-term lease within 12 months	605	505	443

Total lease cost	13,279	15,875	19,640

Summary of Supplemental Cash Flow Information Related to Leases
(b)	Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2019	2020	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	11,228	14,322	20,739
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	—	5,516	36,672
Reductions to ROU assets resulting from reductions to lease obligations:
Operating leases	—	427	2,590

Summary of Supplemental Balance Sheet Information Related to Leases

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2019	2020	2021
Weighted-average remaining lease term
Operating leases	1.2 year	1.3 year	2.4 year
Weighted-average discount rate
Operating lease	7.14% per annum	6.73% per annum	5.17% per annum

Schedule of Maturities of Lease Liabilities

Years Ending December 31,	As of December 31, 2021

2022	14,917
2023	13,867
2024 and thereafter	4,222
Total undiscounted lease payments	33,006
Less: imputed interest	(1,895)

Total lease liabilities	31,111

Amounts due within 12 month s	14,819
Non-current lease liability	16,292